Segment information: Additional information (Details) - location		12 Months Ended
	Oct. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating segments:
Number of airports		9
Proportion of interest in subsidiary	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Operating segments:
Proportion of interest in subsidiary		100.00%	100.00%	100.00%
Airplan
Operating segments:
Proportion of interest in subsidiary		100.00%
Aerostar
Operating segments:
Proportion of interest in subsidiary		60.00%